Guarantor Subsidiaries Financial Information - Condensed Cash Flow Statement (Q3) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	$ 38,038	$ 26,511	$ 188,811	$ 450,530	$ 450,844
Net cash used for investing activities	(104,160)	(905,872)	(1,033,474)	(232,966)	(177,194)
Net cash provided by (used for) financing activities	1,995,310	(70,049)	(97,431)	522,971	(251,498)
Effect of changes in currency exchange rates	(27,208)	34,258	32,263	(26,436)	(18,868)
Increase (decrease) in cash	1,901,980	(915,152)
Cash, cash equivalents, and restricted cash, beginning of period	233,401	1,143,232	1,143,232	429,133	425,849
Cash, cash equivalents, and restricted cash, end of period	2,135,381	228,080	233,401	1,143,232	429,133
Elimination
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	(73,872)	(26,405)	(30,605)	(43,825)	(62,213)
Net cash used for investing activities	0	0
Net cash provided by (used for) financing activities	73,872	26,405
Effect of changes in currency exchange rates	0	0	0	0	0
Increase (decrease) in cash	0	0
Cash, cash equivalents, and restricted cash, beginning of period	0	0	0	0	0
Cash, cash equivalents, and restricted cash, end of period	0	0	0	0	0
Parent
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	(111,120)	(38,959)	(49,231)	(44,611)	(90,374)
Net cash used for investing activities	(12,498)	(12,591)
Net cash provided by (used for) financing activities	1,883,490	52,077
Effect of changes in currency exchange rates	0	0	0	0	0
Increase (decrease) in cash	1,759,872	527
Cash, cash equivalents, and restricted cash, beginning of period	933	2,522	2,522	0	146,806
Cash, cash equivalents, and restricted cash, end of period	1,760,805	3,049	933	2,522	0
Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	95,503	101,597	130,298	142,839	300,965
Net cash used for investing activities	(1,303)	(2,358)
Net cash provided by (used for) financing activities	(94,752)	(99,615)
Effect of changes in currency exchange rates	0	0	0	0	0
Increase (decrease) in cash	(552)	(376)
Cash, cash equivalents, and restricted cash, beginning of period	625	1,226	1,226	8,626	5,447
Cash, cash equivalents, and restricted cash, end of period	73	850	625	1,226	8,626
Non-Guarantors
Condensed Financial Statements, Captions [Line Items]
Net cash (used for) provided by operating activities	127,527	(9,722)	138,349	396,127	302,466
Net cash used for investing activities	(90,359)	(890,923)
Net cash provided by (used for) financing activities	132,700	(48,916)
Effect of changes in currency exchange rates	(27,208)	34,258	32,263	(26,436)	(18,868)
Increase (decrease) in cash	142,660	(915,303)
Cash, cash equivalents, and restricted cash, beginning of period	231,843	1,139,484	1,139,484	420,507	273,596
Cash, cash equivalents, and restricted cash, end of period	$ 374,503	$ 224,181	$ 231,843	$ 1,139,484	$ 420,507